SCOPE OF CONSOLIDATION - Translation of Financial Statements Denominated in Foreign Currency (Details) - Acindar Industria Argentina de Aceros S.A. $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Entity information [Line Items]
Level of price index (in percent)	0.315	1.178	2.114
Gains (losses) on net monetary position	$ 67	$ 291	$ 105